UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2014 to January 31, 2014

Commission File Number of issuing entity: 333-158741-03

    USAA Auto Owner Trust 2012-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-158741

    USAA Acceptance, LLC

(Exact name of depositor as specified in its charter)

    USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Delaware	27-6458241
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the depositor)	Identification No.)

One Rodney Square
920 King Street, 1st Floor
Wilmington, Delaware	19801
(Address of principal executive offices of the depositor)	(Zip Code)

(302) 888-7536
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange

	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[_X_]
A-2	[____]	[____]	[_X_]
A-3	[____]	[____]	[_X_]
A-4	[____]	[____]	[_X_]
B	[____]	[____]	[_X_]

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes ☐	No ☒
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Part I – Distribution Information

Item 1.	Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from January 1, 2014 to January 31, 2014 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of September 19, 2012, between USAA Auto Owner Trust 2012-1, as issuer (the “Trust”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of September 19, 2012, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated September 7, 2012 filed with the Commission on September 19, 2012 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 99.1.

No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2014 to January 31, 2014. The CIK number of the Securitizer is 0000908392.

Part II – Other Information

Item 3.	Sales of Securities and Use of Proceeds.

On September 19, 2012, the Trust transferred in a private placement in reliance on Section 4(2) of the Securities Act, a trust certificate evidencing a 100% beneficial interest in the Trust to the Depositor as partial consideration for the transfers of the receivables to the trust on that day.

Item 9.	Exhibits.

Exhibit No.	Description

99.1	Monthly Statement furnished to Noteholders
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.

USAA FEDERAL SAVINGS BANK

	By:	/s/ MICHAEL J. BROKER
Name: Michael J. Broker
Title: Vice President
Dated: February 18, 2014
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Exhibit Index

Exhibit

99.1	Monthly Statement to Noteholders